INCOME TAXES - Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets and liabilities
Beginning Balance	$ 61,281	$ 85,505	$ 83,651
Additions (Reversals)	3,535	4,417	9,149
Decrease from attribute expiration	(1,899)	(28,281)	(7,295)
Foreign currency translation adjustment	(451)	(360)
Ending Balance	$ 62,466	$ 61,281	$ 85,505